Stock-Based Compensation (Details 1) (USD $)	6 Months Ended
Mar. 31, 2013
0.23-$0.30
Options Outstanding
Number Outstanding at March 31	1,612,500
Weighted Average Exercise Price	$ 0.29
Weighted Average Remaining Contractual Life (in years)	6 years 9 months 22 days
Options Exercisable
Number Exercisable at March 31	1,491,670
Weighted Average Exercise Price	$ 0.3
Weighted Average Remaining Contractual Life (in years)	6 years 7 months 6 days
0.31-$0.40
Options Outstanding
Number Outstanding at March 31	6,501,500
Weighted Average Exercise Price	$ 0.39
Weighted Average Remaining Contractual Life (in years)	8 years 3 months 26 days
Options Exercisable
Number Exercisable at March 31	3,796,817
Weighted Average Exercise Price	$ 0.38
Weighted Average Remaining Contractual Life (in years)	7 years 2 months 9 days
0.41-$0.50
Options Outstanding
Number Outstanding at March 31	177,000
Weighted Average Exercise Price	$ 0.46
Weighted Average Remaining Contractual Life (in years)	6 years 3 months
Options Exercisable
Number Exercisable at March 31	177,000
Weighted Average Exercise Price	$ 0.46
Weighted Average Remaining Contractual Life (in years)	6 years 3 months
0.51-$0.60
Options Outstanding
Number Outstanding at March 31	963,750
Weighted Average Exercise Price	$ 0.59
Weighted Average Remaining Contractual Life (in years)	6 years 1 month 21 days
Options Exercisable
Number Exercisable at March 31	963,750
Weighted Average Exercise Price	$ 0.59
Weighted Average Remaining Contractual Life (in years)	6 years 1 month 21 days
0.61-$0.70
Options Outstanding
Number Outstanding at March 31	66,500
Weighted Average Exercise Price	$ 0.68
Weighted Average Remaining Contractual Life (in years)	3 years 4 months 17 days
Options Exercisable
Number Exercisable at March 31	66,500
Weighted Average Exercise Price	$ 0.68
Weighted Average Remaining Contractual Life (in years)	3 years 4 months 17 days
0.71-$0.80
Options Outstanding
Number Outstanding at March 31	382,250
Weighted Average Exercise Price	$ 0.75
Weighted Average Remaining Contractual Life (in years)	4 years 2 months 1 day
Options Exercisable
Number Exercisable at March 31	382,250
Weighted Average Exercise Price	$ 0.75
Weighted Average Remaining Contractual Life (in years)	4 years 2 months 1 day
0.81-$0.90
Options Outstanding
Number Outstanding at March 31	697,091
Weighted Average Exercise Price	$ 0.88
Weighted Average Remaining Contractual Life (in years)	3 years 6 months 4 days
Options Exercisable
Number Exercisable at March 31	697,091
Weighted Average Exercise Price	$ 0.88
Weighted Average Remaining Contractual Life (in years)	3 years 6 months 4 days
0.91-$1.00
Options Outstanding
Number Outstanding at March 31	44,500
Weighted Average Exercise Price	$ 0.94
Weighted Average Remaining Contractual Life (in years)	2 years 5 months 27 days
Options Exercisable
Number Exercisable at March 31	44,500
Weighted Average Exercise Price	$ 0.94
Weighted Average Remaining Contractual Life (in years)	2 years 5 months 27 days
1.01-$1.50
Options Outstanding
Number Outstanding at March 31	1,337,519
Weighted Average Exercise Price	$ 1.48
Weighted Average Remaining Contractual Life (in years)	5 months 5 days
Options Exercisable
Number Exercisable at March 31	1,337,519
Weighted Average Exercise Price	$ 1.48
Weighted Average Remaining Contractual Life (in years)	5 months 5 days
1.51 - $5.00
Options Outstanding
Number Outstanding at March 31	363,307
Weighted Average Exercise Price	$ 2.77
Weighted Average Remaining Contractual Life (in years)	1 year 3 months 4 days
Options Exercisable
Number Exercisable at March 31	363,307
Weighted Average Exercise Price	$ 2.77
Weighted Average Remaining Contractual Life (in years)	1 year 3 months 4 days